Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Contractual Obligation Fiscal Year Maturity [Line Items]
2022		$ 151,586	$ 67,936
2023		229,460	124,479
2024		209,633	202,353
2025		92,381	175,413
2026		50,403	54,388
Total		815,942	$ 685,930
2022		152,061
2023		301,401
2024		210,632
2025		193,714
2026		106,303
Thereafter		29,005
Total		993,116
Navigator Aurora Facility [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2026	[1]	54,767
Total	[1]	54,767
Office operating leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2022	[2]	475
2023	[2]	244
2024	[2]	999
2025	[2]	1,334
2026	[2]	1,133
Thereafter	[2]	1,403
Total	[2]	5,588
Secured term loan facilities and revolving credit facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2022		151,586
2023		229,460
2024		209,633
2025		92,380
2026		50,403
Thereafter		27,602
Total		761,064
2018 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2023		71,697
Total		71,697
2020 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2025		100,000
Total		$ 100,000

[1]	The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 10—Variable Interest Entities to our consolidated financial statements.
[2]	The Company occupies office space in London with a lease that will commence in January 2022 for a period of 10 years with a mutual break option in January 2025, which is the fifth anniversary from the lease commencement date.The Company entered into a lease for office space in New York that now expires on May 31, 2022. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments. The lease term for our representative office in Gdynia, Poland was revised during 2021 for an amended period to May 31, 2025. The gross rent per year is approximately $64,000. The Company occupies office space in Denmark with a lease commenced in September 2021 that now expires in December 2025. The gross rent per year is approximately $180,000.The weighted average remaining contractual lease term for the above four office leases on December 31, 2021, was 3.1 years (December 31, 2020: 1.2 years).